INCOME TAXES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details
Federal loss carryforward	$ 498,244		$ 452,503	$ 620,078
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%	34.00%
Deferred Tax Assets, Tax Deferred Expense	$ 169,403		$ 153,851	$ 210,827
Deferred Tax Assets, Valuation Allowance	(169,403)		(153,851)	(210,827)
Deferred Tax Assets, Net
Expected (Benefit) - Federal rate	(9,432)		56,976	(15,552)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	9,432		(56,976)	15,552
Total Actual Provision